Segment information - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Revenues	$ 131.9	$ 123.6	$ 36.7
Major commodity trading company
Revenue, Major Customer [Line Items]
Revenues	$ 75.5	$ 64.6	$ 14.9
Major commodity trading company | Customer Concentration Risk | Revenue Benchmark
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	57.00%	52.00%	41.00%
Commodity and energy transition company
Revenue, Major Customer [Line Items]
Revenues	$ 22.3	$ 24.0	$ 13.1
Commodity and energy transition company | Customer Concentration Risk | Revenue Benchmark
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	17.00%	19.00%	35.00%
Multi-modal transport company
Revenue, Major Customer [Line Items]
Revenues	$ 22.8	$ 28.4	$ 8.7
Multi-modal transport company | Customer Concentration Risk | Revenue Benchmark
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	17.00%	23.00%	24.00%